UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.93%
Aerospace & Defense - 0.71%
Rockwell Collins, Inc.	1,910	$259,665

Air Freight & Logistics - 3.89%
CH Robinson Worldwide, Inc.	5,730	550,538
Expeditors International of Washington, Inc.	12,030	881,559
		1,432,097
Building Products - 1.77%
Lennox International, Inc.	2,930	652,833

Capital Markets - 4.08%
Affiliated Managers Group, Inc.	3,810	556,603
Federated Investors, Inc. - Class B	20,850	482,886
T Rowe Price Group, Inc.	3,980	461,242
		1,500,731
Chemicals - 4.18%
Eastman Chemical Co.	4,430	429,843
Koppers Holdings, Inc. (a)	11,300	400,585
Scotts Miracle-Gro Co. - Class A	9,450	706,104
		1,536,532
Commercial Services & Supplies - 3.05%
Deluxe Corp.	9,260	548,377
Herman Miller, Inc.	15,000	574,500
		1,122,877
Containers & Packaging - 3.43%
Crown Holdings, Inc. (a)	15,970	683,676
Owens-Illinois, Inc. (a)	32,620	576,395
		1,260,071
Distributors - 2.34%
Genuine Parts Co.	8,620	860,707

Electrical Equipment - 2.41%
Emerson Electric Co.	11,540	885,464

Electronic Equipment, Instruments & Components - 3.11%
Amphenol Corp. - Class A	12,090	1,143,472

Food & Staples Retailing - 2.35%
Kroger Co.	27,430	864,045

Food Products - 5.55%
Campbell Soup Co.	14,970	590,567
General Mills, Inc.	14,680	675,427
Hershey Co.	7,720	776,014
		2,042,008
Health Care Equipment & Supplies - 4.10%
Varian Medical Systems, Inc. (a)	6,700	750,534
Zimmer Biomet Holdings, Inc.	6,120	756,616
		1,507,150

Health Care Providers & Services - 3.01%
Encompass Health Corp.	13,560	1,106,360

Hotels, Restaurants & Leisure - 5.15%
Choice Hotels International, Inc.	9,520	743,036
Cracker Barrel Old Country Store, Inc.	5,670	845,340
Sonic Corp.	8,500	304,810
		1,893,186
Household Products - 3.26%
Clorox Co.	4,670	677,057
Kimberly-Clark Corp.	4,510	521,085
		1,198,142
IT Services - 8.06%
Broadridge Financial Solutions, Inc.	4,250	574,345
CSG Systems International, Inc.	15,020	560,997
Paychex, Inc.	5,800	424,850
Teradata Corp. (a)	13,160	545,745
Western Union Co.	45,480	860,482
		2,966,419
Leisure Products - 1.80%
Hasbro, Inc.	6,670	662,398

Life Sciences Tools & Services - 2.88%
Waters Corp. (a)	5,600	1,061,088

Machinery - 6.49%
Crane Co.	9,150	835,212
Hillenbrand, Inc.	19,550	999,982
Middleby Corp. (a)	4,560	554,222
		2,389,416
Media - 2.61%
Omnicom Group, Inc.	13,860	960,775

Personal Products - 0.89%
Nu Skin Enterprises, Inc. - Class A	4,130	328,748

Professional Services - 1.59%
Equifax, Inc.	4,370	585,449

Real Estate Management & Development - 2.71%
CBRE Group, Inc. - Class A (a)	20,410	996,212

Road & Rail - 2.58%
Landstar System, Inc.	8,180	947,244

Semiconductors & Semiconductor Equipment - 3.34%
ON Semiconductor Corp. (a)	38,601	823,745
Xilinx, Inc.	5,220	406,273
		1,230,018
Software - 1.72%
Citrix Systems, Inc. (a)	5,550	632,811

Specialty Retail - 2.44%
Best Buy Company, Inc.	6,020	478,951
Tractor Supply Co.	4,760	420,213
		899,164

Technology Hardware, Storage & Peripherals - 1.20%
NetApp, Inc.	5,070	440,127

Textiles, Apparel & Luxury Goods - 3.64%
Hanesbrands, Inc.	51,550	904,187
Tapestry, Inc.	8,590	435,427
		1,339,614
Trading Companies & Distributors - 1.59%
WW Grainger, Inc.	1,650	584,216

Total Common Stocks (Cost $31,391,966)		35,289,039

SHORT-TERM INVESTMENTS - 4.02%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.840% (b)	1,477,719	1,477,719
Total Short-Term Investments (Cost $1,477,719)		1,477,719

Total Investments (Cost $32,869,685) - 99.95%		36,766,758
Other Assets in Excess of Liabilities - 0.05%		16,960
TOTAL NET ASSETS - 100.00%		$36,783,718

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield at August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market“ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. Money Market Mutual Funds are valued at cost.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures" Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$35,289,039	$-	$-	$35,289,039
Short-Term Investments	1,477,719	-	-	1,477,719
Total Investments in Securities	$36,766,758	$-	$-	$36,766,758

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2018 with significant unobservable inputs which would be classified as Level 3.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Trust for Professional Managers

By (Signature and Title /s/ John Buckel
  John Buckel, President

Date      10/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date:     10/23/2018

By (Signature and Title) /s/ Jennifer  Lima
Jennifer Lima, Treasurer

Date:     10/23/2018

* Print the name and title of each signing officer under his or her signature.